Allowance For Loan Losses (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 210,242		$ 232,448		$ 253,809
Charge-offs	(57,639)		(75,856)		(90,446)
Recoveries	38,465		44,650		42,085
Provision for loan losses	11,000		9,000		27,000
Ending Balance	202,068		210,242		232,448
Allowance - individually evaluated for impairment	45,818		51,032		63,628
Allowance - collectively evaluated for impairment	155,527		157,528		165,635
Allowance - purchased credit impaired loans	723		1,682		3,185
Individually evaluated for impairment	298,778		308,049		342,345
Collectively evaluated for impairment	19,243,664		17,337,055		15,846,431
Purchase credit impaired loans - recorded investment	47,078		41,398		41,390
Loans, net of unearned income	19,589,520	[1]	17,686,502	[1]	16,230,166
Commercial Financial And Industrial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	73,637		67,011		86,446
Charge-offs	(18,460)		(22,406)		(20,492)
Recoveries	6,795		13,339		9,666
Provision for loan losses	27,426		15,693		(8,609)
Ending Balance	89,398		73,637		67,011
Allowance - individually evaluated for impairment	4,219		3,643		5,173
Allowance - collectively evaluated for impairment	85,015		69,980		61,806
Allowance - purchased credit impaired loans	164		14		32
Individually evaluated for impairment	47,962		30,472		35,698
Collectively evaluated for impairment	12,059,593		10,389,841		8,966,512
Purchase credit impaired loans - recorded investment	40,532		16,077		5,076
Loans, net of unearned income	12,148,087		10,436,390		9,007,286
Commercial Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	25,159		18,574		10,603
Charge-offs	(1,371)		(3,550)		(3,741)
Recoveries	1,927		1,876		4,150
Provision for loan losses	8,137		8,259		7,562
Ending Balance	33,852		25,159		18,574
Allowance - individually evaluated for impairment	194		481		796
Allowance - collectively evaluated for impairment	33,503		23,519		14,702
Allowance - purchased credit impaired loans	155		1,159		3,076
Individually evaluated for impairment	3,124		9,055		19,430
Collectively evaluated for impairment	2,127,481		1,644,792		1,222,658
Purchase credit impaired loans - recorded investment	4,918		21,088		35,629
Loans, net of unearned income	2,135,523		1,674,935		1,277,717
Consumer Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	80,614		113,011		126,785
Charge-offs	(21,993)		(30,068)		(45,391)
Recoveries	23,719		23,895		22,824
Provision for loan losses	(31,983)		(26,224)		8,793
Ending Balance	50,357		80,614		113,011
Allowance - individually evaluated for impairment	28,802		31,278		40,778
Allowance - collectively evaluated for impairment	21,151		48,828		72,156
Allowance - purchased credit impaired loans	404		508		77
Individually evaluated for impairment	153,460		165,684		173,225
Collectively evaluated for impairment	4,368,716		4,596,654		4,874,171
Purchase credit impaired loans - recorded investment	1,576		4,180		675
Loans, net of unearned income	4,523,752	[2]	4,766,518	[2]	5,048,071
Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	18,947		19,122		22,491
Charge-offs	(1,591)		(3,141)		(5,891)
Recoveries	2,403		1,687		2,314
Provision for loan losses	(3,470)		1,279		208
Ending Balance	16,289		18,947		19,122
Allowance - individually evaluated for impairment	12,470		15,463		16,627
Allowance - collectively evaluated for impairment	3,819		3,484		2,495
Allowance - purchased credit impaired loans	0		0		0
Individually evaluated for impairment	93,926		102,461		113,459
Collectively evaluated for impairment	329,199		351,662		425,502
Purchase credit impaired loans - recorded investment	0		0		0
Loans, net of unearned income	423,125		454,123		538,961
Credit Card & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	11,885		14,730		7,484
Charge-offs	(14,224)		(16,691)		(14,931)
Recoveries	3,621		3,853		3,131
Provision for loan losses	10,890		9,993		19,046
Ending Balance	12,172		11,885		14,730
Allowance - individually evaluated for impairment	133		167		254
Allowance - collectively evaluated for impairment	12,039		11,717		14,476
Allowance - purchased credit impaired loans	0		1		0
Individually evaluated for impairment	306		377		533
Collectively evaluated for impairment	358,675		354,106		357,588
Purchase credit impaired loans - recorded investment	52		53		10
Loans, net of unearned income	$ 359,033		$ 354,536		$ 358,131

[1]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]

Balances as of December 31, 201 6 and 2015, include $ 35.9 million and $ 52.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.